IMPAIRMENT	12 Months Ended
Dec. 31, 2016
Asset Impairment Charges [Abstract]
IMPAIRMENT
8.    IMPAIRMENT

During the year ended December 31, 2014, the Company decided to reduce the scope of its 2G chipset development activities, resulting in a $3,756 impairment related to licenses, in-process research and development and production equipment and tooling. For the years ended December 31, 2015 and December 31, 2016, there was no impairment expense.